Basis of Presentation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Impact of Adoption of New IFRS Guidance
The modifications introduced by IFRS 16 had a significant impact on the group's financial statements since the date of adoption, as shown below:

Millions of euros	Impact of the first application
Opening balance of rights of use at January 1, 2019 (Note 9)	7,870
Impact of IFRS 16 on rights of use of companies held for sale at December 31, 2018 (1)	155
Reclassification of property, plant and equipment deriving from finance leases under IAS 17 (Note 8)	(249)
Reclassification of advance payments of lease contracts in force at December 31, 2018	(178)
Accounts receivable for subleases	18
Impact of IFRS 16 on assets at transition date	7,616

Opening balance of lease liabilities at January 1, 2019 (Note 20)	7,705
Impact of IFRS 16 on lease liabilities of companies held for sale at December 31, 2018 (1)	152
Reclassification of finance lease liabilities under IAS 17 at December 31, 2018	(201)
Reclassification of other liabilities at December 31, 2018	(56)
Impact of IFRS 16 on liabilities at transition date	7,600

Impact of IFRS 16 on equity at transition date (Note 17)	16
(1) Antares, Telefónica Móviles Guatemala and Telefónica Móviles El Salvador (see Note 30)
Following is a summary of estimated impacts of IFRS 16 on the Group’s consolidated income statement in 2019, presented on a voluntary basis:

Millions of euros	2019
INCOME STATEMENT	IFRS 16	IAS 17	IFRS 16 Impact
Revenues	48,422	48,422	—
Other income	2,842	3,032	(190)
Supplies	(13,635)	(14,490)	855
Personnel expenses	(8,066)	(8,070)	4
Other expenses	(14,444)	(15,284)	840
Depreciation and amortization	(10,582)	(8,950)	(1,632)
OPERATING INCOME	4,537	4,660	(123)
Share of income (loss) of investments accounted for by the equity method	13	13	—
Finance income	842	842	—
Exchange gains	2,461	2,449	12
Finance costs	(2,795)	(2,599)	(196)
Exchange losses	(2,340)	(2,310)	(30)
Net financial expense	(1,832)	(1,618)	(214)
PROFIT BEFORE TAX	2,718	3,055	(337)
Corporate income tax	(1,054)	(1,104)	50
PROFIT FOR THE YEAR	1,664	1,951	(287)
Attributable to equity holders of the Parent	1,142	1,383	(241)
Attributable to non-controlling interests	522	568	(46)
Basic and diluted earnings per share attributable to equity holders of the parent (euros)	0.16	0.20	(0.05)
o) New IFRS and interpretations of the International Financial Reporting Interpretations Committee (IFRIC)
The accounting policies applied in the preparation of the consolidated financial statements for the year ended December 31, 2020 are consistent with those used in the preparation of the Group’s consolidated annual financial statements for the year ended December 31, 2019, with the exception of the following new standards and amendments to existing standards issued by the IASB and adopted by the European Union for application in Europe, which are mandatory for annual periods beginning on or after January 1, 2020:
•Amendments to IFRS 3: Definition of a Business
The amendment to IFRS 3 clarifies that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. The definition of the term ‘outputs’ is amended to focus on goods and services provided to customers, generating investment income and other income, and it excludes returns in the form of lower costs and other economic benefits.
The Group's current approach is consistent with these requirements, so the application of these amendments did not have a significant impact on the Group's financial position or results in the period.
•Amendments to IFRS 7, IFRS 9 and IAS 39: Interest Rate Benchmark Reform
The amendments to IFRS 9 and IAS 39 Financial Instruments: Recognition and Measurement provide a number of reliefs, which apply to all hedging relationships that are directly affected by interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainties about the timing and or amount of benchmark-based cash flows of the hedged item or the hedging instrument. This amendment did not have a significant impact on the Group's financial position or results in the period.
•Amendments to IAS 1 and IAS 8: Definition of Material
The amendments provide a consistent definition of materiality throughout International Financial Reporting Standards and the Conceptual Framework for Financial Reporting, clarify when information is material and incorporate some of the guidance in IAS 1 about immaterial information. In particular, the amendments clarify: (i) that the reference to obscuring information addresses situations in which the effect is similar to omitting or misstating that information, and that an entity assesses materiality in the context of the financial statements as a whole, and (ii) the meaning of ‘primary users of general purpose financial statements’ to whom those financial statements are directed, by defining them as ‘existing and potential investors, lenders and other creditors’ that must rely on general purpose financial statements for much of the financial information they need.
The Group's current practices are in line with these criteria, so the application of these amendments did not have an impact on the Group's financial position or results in the period, nor are they expected to do so in the future.
•Conceptual Framework for Financial Reporting
The Conceptual Framework is not a standard, and none of the concepts contained therein override the concepts or requirements in any standard. The purpose of the Conceptual Framework is to assist the IASB in developing standards, to help preparers develop consistent accounting policies where there is no applicable standard in place and to assist all parties to understand and interpret the standards. The revised Conceptual Framework includes some new concepts, provides updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts, such as removing the probability threshold for recognition and adding guidance on derecognition, or adding guidance on different measurement basis. No changes were made to any of the current accounting standards.
The Group’s accounting policies are still appropriate under the revised Framework, so these amendments had no impact on the Group's financial position or results in the period.
•Amendments to IFRS 16: Covid19-related Rent Concessions
The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions (such as rent holidays or rent reductions for a period of time) arising as a direct consequence of the Covid-19 pandemic. As a practical expedient, a lessee may elect not to assess whether a Covid-19 related rent concession from a lessor is a lease modification and therefore account for any change in lease payments resulting from the Covid-19 related rent concession the same way it would account for the change under IFRS 16, if the change were not a lease modification.
The amendment applies to annual reporting periods beginning on or after 1 June 2020, with earlier application permitted. In accordance with EU regulations, companies shall apply the amendment, at the latest, as from 1 June 2020 for financial years starting on or after 1 January 2020. This amendment had no impact on the consolidated financial statements of the Group.
New standards and amendments to standards issued but not effected as of December 31, 2020.
At the date of preparation of the consolidated financial statements, the following IFRS and amendments to existing standards had been published, but their application is not mandatory:

Standards and amendments		Mandatory application: annual periods beginning on or after
Amendments to IFRS 4	Deferral of IFRS 9	January 1, 2021
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest Rate Benchmark Reform – Phase 2	January 1, 2021
Amendments to IAS 37	Cost of Fulfilling a Contract	January 1, 2022
Amendments to IFRS 3	Reference to the Conceptual Framework	January 1, 2022
Annual Improvements 2018-2020 Cycle		January 1, 2022
Amendments to IAS 16	Proceeds before Intended Use	January 1, 2022
Amendments to IAS 1	Classification of Liabilities as Current or Non-current	January 1, 2022
IFRS 17	Insurance Contracts	January 1, 2023
Based on the assessment made to date, the Group estimates that the adoption of these new pronouncements will not have a significant impact on the consolidated financial statements in the initial period of application.
The initial application of IFRS 9 Financial instruments and IFRS 15 Revenue from contracts with customers, effective as of January 1, 2018, had a net impact on total equity amounting to -165 million euros and 743 million euros, respectively in 2018, with the following detail:

Millions of euros	IFRS 9	IFRS 15	Total
Gross impact on equity	(221)	1,006	785
Tax effect	56	(263)	(207)
Impact on equity	(165)	743	578
Attributable to equity holders	(142)	654	512
Attributable to non-controlling interest	(23)	89	66

Schedule of Effect of Changes in Foreign Exchange Rates
The crisis contributed to the significant depreciation against the euro of the major currencies of the countries where the Group operates, as shown below.

	Variation of closing exchange rate (12/31/2020 vs 12/31/2019)	Variation of average exchange rate (2020 vs 2019)
Brazilian real	(29.0%)	(24.1%)
Pound sterling	(5.2%)	(1.3%)
Peruvian nuevo sol	(16.2%)	(6.1%)
Argentine peso	(34.8%)	(34.8%)
Chilean peso	(3.6%)	(12.9%)
Colombian peso	(12.6%)	(12.6%)
Mexican peso	(13.3%)	(11.5%)
The following table presents the figures of Telefónica Venezolana in certain items of the consolidated income statement, the consolidated statement of cash flows and the consolidated statement of financial position of the Telefónica Group, by applying the synthetic exchange rate:

Millions of euros	2020	2019	2018
Revenues	72	79	18
Depreciation and amortization	(13)	(10)	(67)
Operating income	(13)	7	(64)
Net financial expense (1)	24	63	216
Profit before tax	37	70	152
Corporate income tax (2)	(9)	3	(186)
Result for the year	28	73	(34)
Net cash flow provided by operating activities	(1)	14	7
Capital expenditures (CapEx)	17	20	2
Non-current assets	51	43	238
(1) Mainly resulting from the hyperinflation adjustment to the net monetary position and the exchange differences arising from foreign currency items held by Telefónica Venezolana.
(2) Mainly deferred tax recognized for the inflation adjustments of the net assets, which are not deductible according to the present tax regime in Venezuela.